BORROWINGS	12 Months Ended
Sep. 30, 2011
BORROWINGS
BORROWINGS

NOTE 7: BORROWINGS

Secured Senior Lending Agreement

        On June 12, 2009, we entered into the SSLA with the lenders listed on the SSLA ("the lenders") and UMB Bank, N.A. (the "Agent"). The SSLA replaced and superseded the Senior Lending Agreement, dated as of June 9, 1993, as subsequently amended and restated (the "SLA"). The term of the current SSLA ends March 31, 2011 and is automatically extended annually unless any lender gives written notice of its objection by March 1 of each calendar year. Our assets secure the loans extended under the SSLA for the benefit of the lenders and other holders of the notes issued pursuant to the SSLA or the SLA (the "Senior Debt"). The facility is an uncommitted credit facility that provides common terms and conditions pursuant to which the individual lenders that are a party to the SSLA may choose to make loans to us in the future. Any lender may elect not to participate in future fundings at any time without penalty. If a lender were to choose not to participate in future fundings, the outstanding amortizing notes would be repaid based on the original terms of the note. As of September 30, 2011, we could request up to $102.7 million in additional funds and remain in compliance with the terms of the SSLA. No lender, however, has any contractual obligation to lend us these additional funds.

        As of September 30, 2011, the lenders have indicated a willingness to participate in fundings up to an aggregate of $319.2 million during the next 12 months, including $214.5 million which is currently outstanding. In addition, the Company has borrowings of $14.9 million from withdrawing banks who had previously participated in the SLA or SSLA.

        In the third quarter of fiscal 2010, we amended the SSLA to allow additional banks to become parties to the SSLA under a modified non-voting role. We have identified each lender that has voting rights under the SSLA as "voting bank(s)" and lenders that do not have voting rights under the SSLA, as "non-voting bank(s)". While all voting and non-voting banks have the same rights to the collateral and are party to the same terms and conditions of the SSLA, all of the non-voting banks acknowledge and agree that they have no right to vote on any matter nor to prohibit or hinder any action by us, or the voting banks. As of September 30, 2011, we had 22 non-voting banks from who we borrowed $44.5 million. The balance of these notes as of September 30, 2011 was $36.8 million.

        The aggregate notional balance outstanding under amortizing notes was $214.5 million and $210.7 million at September 30, 2011 and 2010, respectively. There were 370 and 338 amortizing term notes outstanding at September 30, 2011 and 2010, respectively, with a weighted-average interest rate of 6.19% and 6.39%, respectively. Interest on the amortizing notes is fixed at 270 basis points over the 90-day moving average of like-term treasury notes when issued. The interest rate may not be less than 6.25%. All amortizing notes have terms not to exceed 48 months, payable in equal monthly principal and interest payments. Interest on amortizing notes is payable monthly. In addition, we are paying our lenders a quarterly uncommitted availability fee in an amount equal to ten basis points multiplied by the average, aggregate outstanding principal amount of all amortizing notes held by the lenders. For the year ended September 30, 2011, we paid our lenders $0.6 million in uncommitted availability fees.

        Advances outstanding under the revolving credit line were zero and $21.4 million at September 30, 2011 and 2010, respectively. When a lender elects not to participate in future fundings, any existing borrowings from that lender under the revolving credit line are payable in 12 equal monthly installments. Interest on borrowings under the revolving credit line is payable monthly and is based on prime or 5.00%, whichever is greater. Interest on borrowings was 5.00% at September 30, 2011 and 2010, respectively.

        Substantially all of our assets secure this debt under the SSLA. The SSLA also limits, among other things, our ability to (1) incur additional debt from the lenders beyond that allowed by specific financial ratios and tests, (2) borrow or incur other additional debt except as permitted in the SSLA, (3) pledge assets, (4) pay dividends, (5) consummate certain asset sales and dispositions, (6) merge, consolidate or enter into a business combination with any other person, (7) pay to MCFC service charge fees each year except as provided in the SSLA, (8) purchase, redeem, retire or otherwise acquire any of our outstanding equity interests, (9) issue additional equity interests, (10) guarantee the debt of others without reasonable compensation and only in the ordinary course of business or (11) enter into management agreements with our affiliates.

        Under the SSLA, we are subject to certain financial covenants that require that we, among other things, maintain specific financial ratios and satisfy certain financial tests. In part, these covenants require us to: (1) maintain an allowance for credit losses equal to or greater than the allowance for credit losses shown on our audited financial statements as of the end of our most recent fiscal year and at no time less than 5.25% of our consolidated net finance receivables, unless otherwise required by generally accepted accounting principles ("GAAP"), (2) limit our senior indebtedness as of the end of each quarter to not greater than four times our tangible net worth, (3) maintain a positive net income in each fiscal year, (4) limit our senior indebtedness as of the end of each quarter to not greater than 80% of our consolidated net finance receivables, and (5) maintain a consolidated total required capital of at least $75 million plus 50% of the cumulative positive net income earned by us during each of our fiscal years ending after September 30, 2008. Any part of the 50% of positive net income not distributed by us as a dividend for any fiscal year within 120 days after the last day of such fiscal year must be added to our consolidated total required capital and may not be distributed as a dividend or otherwise. No part of the consolidated total required may be distributed as a dividend.

        We may not make any payment to MCFC in any fiscal year for services performed or reasonable expenses incurred in an aggregate amount greater than $750,000 plus reimbursable expenses. Such amount may be increased by the CPI published by the United States Bureau of Labor for the calendar year then most recently ended. Except as required by law, we may not stop purchasing small loans to military families from MBD, unless the lenders consent to such action.

        The breach of any of these covenants could result in a default under the SSLA, in which event the lenders could seek to declare all amounts outstanding to be immediately due and payable. As of September 30, 2011, we were in compliance with all loan covenants.

        Once an event of default has occurred, the Agent has the right, on behalf of all holders of the Senior Debt, to immediately take possession and control of the collateral. When the Agent notifies us of an event of default, the interest rate on all Senior Debt will automatically increase to a default rate equal to 2% above the interest rate otherwise payable on such Senior Debt. The default rate will remain in effect so long as any event of default has not been cured.

        In connection with the execution of the SSLA, MCFC entered into an Unlimited Continuing Guaranty. MCFC guaranteed the Senior Debt and accrued interest in accordance with the terms of the Unlimited Continuing Guaranty. Under the Unlimited Continuing Guarantee, MCFC also agreed to indemnify the Lenders and the Agent for all reasonable costs and expenses (including reasonable fees of counsel) incurred by the Lenders or the Agent for payments made under the Senior Debt that are rescinded or must be repaid by lenders to us. If MCFC is required to satisfy any of borrowers' obligations under the Senior Debt, the Lenders and the Agent will assign without recourse the related Senior Debt to MCFC.

        Concurrently, in connection with the execution of the SSLA, MCFC entered into a Negative Pledge Agreement in favor of the Agent. Under the Negative Pledge Agreement, MCFC represented that it will not pledge, sell, assign or transfer its ownership of all or any part of the issued and outstanding capital stock of the Company and will not otherwise or further encumber any of such capital stock beyond the currently existing negative pledge thereof in favor of Branch Banking and Trust, a North Carolina banking corporation headquartered in Winston-Salem, North Carolina ("BB&T"). Once the pledge of the capital stock of the Company to BB&T is terminated, MCFC will pledge all of its capital stock in the Company to the Agent for the benefit of the lenders to secure payment of all Senior Debt.

Subordinated Debt—Parent

        In fiscal year 2011, we amended our SSLA to convert the parent note from a term facility to a revolving line of credit. Funding on this line of credit is provided as needed at our discretion and dependent upon the availability of funds from our parent and is due upon demand. The maximum principal balance on this facility is $25.0 million. Interest is payable monthly and is based on prime or 5.0%, whichever is greater. As of September 30, 2011, the outstanding balance under this facility was zero. We expect to receive no additional borrowings from the parent during the next 12 months.

Investment Notes

        We have borrowings through the issuance of investment notes (with accrued interest) with a book value of $59.7 million, which includes a $0.4 million purchase adjustment as of September 30, 2011 and $40.0 million, which includes a $0.5 million purchase adjustment as of September 30, 2010. The purchase adjustments relate to fair value adjustments recorded as part of the Transaction. These investment notes are nonredeemable before maturity by the holders, issued at various rates and mature 1 to 10 years from date of issue. At our option, we may redeem and retire any or all of the debt upon 30 days written notice. The average investment note payable was $49,951 and $38,693, with a weighted average interest rate of 9.12% and 9.38% at September 30, 2011 and 2010, respectively.

        As of September 2011, we had issued 151 investment notes, in conjunction with this offering, with an aggregate value of approximately $7.6 million. See "Liquidity and Capital Resources."

Maturities

        A summary of maturities for the amortizing notes and investment notes (net of purchase price adjustments) at September 30, 2011, follows:

	Amortizing Notes SSLA Lenders	Amortizing Notes Withdrawing Banks	Amortizing Notes Non-Voting Banks	Investment Notes	Total
2012	$69,528,533	$12,667,228	$10,589,617	$11,778,875	$104,564,253
2013	50,049,792	2,184,317	11,286,342	6,071,100	$69,591,551
2014	28,859,424	—	11,528,207	9,351,367	$49,738,998
2015	14,378,316	—	3,418,621	7,957,322	$25,754,259
2016	429	—	—	13,420,721	$13,421,150
2017 and beyond	—	—	—	10,763,499	$10,763,499

Total	$162,816,494	$14,851,545	$36,822,787	$59,342,884	$273,833,710